SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2017
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

(1)	On October 16, 2017, the Group signed an equity transfer and capital contribution agreement with the shareholders of Jiangsu Zhengbao Asset Financial Advisory Co., Ltd (“Jiangsu Asset”), formerly known as Nanjing Xin Asset Financial Advisory Co., Ltd. According to the agreement, the Group is entitled to acquire a total of 80% of Jiangsu Asset’s equity interest at the purchase consideration of RMB 40 million (US$6,012).

(2)	In November 2017, the Group entered into a capital contribution agreement with Chongqing Moses Robots Co., Ltd.(“Chongqing Moses Robots”), an industrial automation solution provider, and its shareholders to purchase 10.0% equity interest in Chongqing Moses Robots at a consideration of RMB10.0 million (US$1,503).

(3)	On November 28, 2017, the Company approved and declared a special cash dividend of US$0.1125 per ordinary share on its outstanding shares to shareholders of record as of the close of trading on January 12, 2018. Holders of ADS, each representing four ordinary shares of the Company, are accordingly entitled to the cash dividend of US$0.45 per ADS.

(4)	In December 2017, the Group signed a letter of intent with a construction company to purchase an office building, with an office space of approximately 15,800 square meters, in consideration of approximately RMB99.3 million (US$14,920).

(5)	In December 2017, the Group entered into a share transfer agreement with certain shareholder of Beijing teacheredu.cn Science & Technology Co., Ltd (“Beijing teacheredu”), a platform specialized in teacher’s continuing education, to purchase 14.545% equity interest in Beijing teacheredu, at the consideration of RMB80.0 million (US$12,024).

(6)	In December 2017, the Group entered into a partnership agreement with certain parties that subscribed for 40% interest in Beijing Taixing #1 Investment Management Centre (LP) (“Beijing Taixing #1 LP”), for a consideration of RMB10.0 million (US$1,503). Beijing Taixing #1 LP is a limited partnership engaged in preschool education investment.

(7)	On January 17, 2018, the Company granted 343,600 nonvested restricted shares to executive directors, officers and employees under the New Plan. These nonvested restricted shares are subject to a two-year vesting period with four substantially equal semi-annual installments.